Financial instruments (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial instruments and their carrying amounts
		Carrying amounts
	Notes	As of September 30, 2022	As of December 31, 2021
Financial assets
Amortized cost
Cash and cash equivalents	5	4,210	2,550
Related parties - assets	9.1	264	114
Trade receivables and other accounts receivable		164	169
Fair value through income
Financial instruments – hedge measured at fair value	14.6.1	122	32
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets		341	155
Financial liabilities
Other financial liabilities - amortized cost
Related parties - liabilities	9.1	(1,422)	(368)
Trade payables	13	(9,967)	(5,942)
Financing through acquisition of assets		(387)	(197)
Borrowings and financing	14.6.1	(1,220)	(1,210)
Debentures and promissory notes	14.7	(10,574)	(6,446)
Lease liabilities	16.1	(7,416)	(4,051)
Fair value through income
Borrowings and financing, including derivatives	14.6.1	(324)	(341)
Financial instruments – hedge measured at fair value	14.6.1	(17)	(36)
Net exposure		(26,226)	(15,571)

Schedule of capital structure
	As of
	September 30, 2022	December 31, 2021
Borrowings, financing, debentures and promissory notes	(12,135)	(8,033)
(-) Cash and cash equivalents	4,210	2,550
(-) Derivative financial instruments	122	32
Net debt	(7,803)	(5,451)
Shareholders´ equity	3,595	2,766
% Net debt over shareholders´ equity	217%	197%

Schedule of aging profile of financial liabilities
	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	461	1,380	-	1,841
Debentures and promissory notes	1,158	8,931	5,903	15,992
Derivative financial instruments	209	259	(1,125)	(657)
Lease liabilities	1,186	5,192	11,615	17,993
Trade payable	9,263	704	-	9,967
Total	12,277	16,466	16,393	45,136

Schedule of hedge position
	Notional value		Fair value
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021
Swap with hedge accounting
Hedge item (debt)	2,360	1,888	2,348	1,869
Long position
Hedge instrument - Fixed rate	106	106	54	60
Hedge instrument - USD + Fixed	282	282	271	281
Hedge instrument - CRI	1,972	1,500	2,023	1,528

Short position	(2,360)	(1,888)	(2,243)	(1,873)
Net hedge position	-	-	105	(4)

Schedule of net exposure of derivative financial instruments
		Risk	Carrying	As of September 30,	Market projections
Transactions	Notes	(CDI Increase)	Amount	2022	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and financing	14.6.1	CDI + 1.48% per year	1,220	(1,227)	(482)	(493)	(503)
Borrowings and financing (fixed rate)	14.6.1	TR + 9.80% per year	52	(51)	(56)	(60)	(65)
Borrowings and financing (foreign currency)	14.6.1	USD + 1.06% per year	272	(271)	(23)	(37)	(52)
Debentures and promissory notes	14.6.1	CDI + 1.47% per year	10,574	(10,676)	(1,508)	(1,584)	(1,659)
Total net effect (loss)			12,118	(12,225)	(2,069)	(2,174)	(2,279)
Cash and cash equivalents	5	86.66% of CDI		4,210	574	602	631
Net exposure loss				(8,015)	(1,495)	(1,572)	(1,648)

Schedule of fair value hierarchy of financial assets and liabilities
	Carrying amount		Fair value
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021	Level
Trade receivables with credit cards companies and sales vouchers	341	155	341	155	2
Swaps of annual rates between currencies	(17)	(11)	(17)	(11)	2
Interest rate swaps	2	4	2	4	2
Interest rate swaps - CRI	120	3	120	3	2
Borrowings and financing (fair value)	(324)	(341)	(324)	(341)	2
Borrowings and financing (amortized cost)	(11,794)	(7,656)	(11,621)	(7,372)	2
	(11,672)	(7,846)	(11,499)	(7,562)

Schedule of consolidated position of outstanding derivative transactions
				As of
	Notional			September 30,	December 31,
Description Risk	(millions)		Due date	2022	2021
Debt
USD – BRL	US$	50	2023	(17)	(11)

Debt
IPCA – BRL	R$	1,972	2028, 2029 and 2031	120	3

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$	54	2027	1	2
Fixed rate x CDI	R$	52	2027	1	2
Derivatives - Fair value hedge				105	(4)

Schedule of debt weighted average
		As of
	Weighted average rate	September 30, 2022	December 31, 2021
Current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.55% per year	532	194
Borrowing costs		(22)	(14)
Total debentures and promissory notes		510	180

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	12	14
Working capital	CDI + 1.83% per year	26	419
Borrowing costs		(4)	(4)
Total domestic currency		34	429

In foreign currency
Working capital	USD + 1.06% per year	272	1
Total foreign currency		272	1
Total of borrowings and financing		306	430

Derivative financial instruments
Swap contracts	CDI + 0.86% per year	(17)	(4)
Swap contracts	CDI + 1.35% per year	17	3
Total derivative financial instruments		-	(1)
Total current		816	609

		As of
	Weighted average rate	September 30, 2022	December 31, 2021
Non-current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.46% per year	10,144	6,329
Borrowing costs		(80)	(63)
Total debentures and promissory notes		10,064	6,266

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	41	47
Working capital	CDI + 1.47% per year	1,200	800
Borrowing costs		(3)	(5)
Total domestic currency		1,238	842

In foreign currency
Working capital	USD + 1.06% per year	-	279
Total foreign currency		-	279
Total of borrowings and financing		1,238	1,121

Derivative financial instruments
Swap contracts	CDI + 0.85% per year	(105)	(28)
Swap contracts	CDI + 1.35% per year	-	33
Total derivative financial instruments		(105)	5
Total non-current		11,197	7,392

Total		12,013	8,001

Current assets		17	4
Non-current assets		105	28
Current liabilities		833	613
Non-current liabilities		11,302	7,420

Schedule of rollforward of financial instruments
Amounts
Balance as of December 31, 2020	7,763
Funding	4,353
Interest provision	356
Swap contracts	70
Mark-to-market	(2)
Exchange rate and monetary variation	(2)
Debt modification impact	(63)
Borrowing costs	45
Interest amortization	(297)
Principal amortization	(4,072)
Swap amortization	1
Balance as of September 30, 2021	8,152

Balance as of December 31, 2021	8,001
Funding	3,560
Interest provision	1,034
Swap contracts	45
Mark-to-market	(92)
Exchange rate and monetary variation	(9)
Borrowing costs	19
Interest amortization	(426)
Principal amortization	(58)
Swap amortization	(61)
Balance as of September 30, 2022	12,013

Schedule of noncurrent maturities
Maturity	Amounts
From 1 to 2 years	2,298
From 2 to 3 years	3,719
From 3 to 4 years	556
From 4 to 5 years	398
More than 5 years	4,309
Total	11,280

Borrowing Cost	(83)
Total	11,197

Schedule of debentures and promissory notes
				Date				As of
	Type	Issue amount (in thousands)	Outstanding Debentures (units)	Issuance	Maturity	Annual financial charges	Unit price (in Reais)	September 30, 2022	December 31, 2021
First Issue of Promissory Notes – 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	-	-	57
First Issue of Promissory Notes – 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	61,403,751	307	281
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	61,403,751	246	225
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	61,403,751	246	225
Second Issue of Debentures – 1st series	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	1,054	990	951
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,055	697	668
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	940,000	8/27/2021	8/27/2024	CDI + 1.47% per year	1,506	1,415	1,285
Second Issue of Promissory Notes – 2nd series	non-preemptive right	1,250,000	940,000	8/27/2021	2/27/2025	CDI + 1.53% per year	1,506	1,416	1,286
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,093	1,074	1,012
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,094	566	533
Fourth Issue of Debentures – single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,051	2,103	-
First Issue of Commercial Paper Notes – single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,021	766	-
Fifth Issue of Debentures – single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,000	250	-
Sixth Issue of Debentures – 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/13/2029	CDI + 0.60% per year	1,001	73	-
Sixth Issue of Debentures – 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/11/2026	CDI + 0.70% per year	1,001	55	-
Sixth Issue of Debentures – 3rd series - CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2027	IPCA + 6x’.70% per year	1,000	472	-
Borrowing Cost								(102)	(77)
								10,574	6,446
Current liabilities								510	180
Non-current liabilities								10.064	6,266